Note 14 - Warrants - Warrant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance (in shares)	417,550	106,300
Balance, exercise price (in dollars per share)	$ 2.66	$ 3.99
Warrants granted (in shares)	1,175,000	311,250
Warrants granted, exercise price (in dollars per share)	$ 2.4	$ 2.21
Warrants expired (in shares)	(1,300)
Warrants expired, exercise price (in dollars per share)	$ (3)
Balance (in shares)	1,591,250	417,550
Balance, exercise price (in dollars per share)	$ 2.47	$ 2.66
Exercisable, December 31, 2022 (in shares)	1,591,250
Exercisable, exercise price (in dollars per share)	$ 2.47